UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2019

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2019

Semiannual Report

to Shareholders

Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Global Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summaries
13	Portfolio Management Team
14	Portfolio Summaries
15	Investment Portfolios
28	Statements of Assets and Liabilities
30	Statements of Operations
32	Statements of Changes in Net Assets

35	Financial Highlights
44	Notes to Financial Statements
60	Information About Each Fund’s Expenses
64	Advisory Agreement Board Considerations and Fee Evaluation
70	Account Management Resources
72	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Small company stocks tend to be more volatile than medium-sized or large company stocks. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Asset Allocation Trust

Letter to Shareholders

Dear Shareholder:

The picture for the economy and markets continues to be positive with corporate fundamentals continuing to be solid, a tight labor market and inflation near the Federal Reserve Bank’s target.

Nevertheless, the fourth quarter of 2018 introduced a level of volatility that investors have not seen in quite a while. That trend continues, triggered by uncertainty around trade conflicts, the withdrawal of liquidity by central banks, higher interest rates and concerns around European hot spots such as Italy and the United Kingdom.

While these issues bear close watching, our Chief Investment Officer (“CIO”) believes that the markets remain broadly attractive. The rate hike cycle appears to be nearing its end, inflation remains under control and recession is not on the near horizon.

The “Insights” section of our Web site, dws.com, is home to a comprehensive library of market and economic views around current developments, opportunities and emerging risks. We invite you to visit us online often to stay apprised of the market landscape and what it may mean for you.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche DWS Asset Allocation Trust	|	3

Performance Summaries	February 28, 2019 (Unaudited)

DWS Multi-Asset Conservative Allocation Fund

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
Unadjusted for Sales Charge	–1.32%	0.40%	2.75%	8.00%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–6.99%	–5.37%	1.54%	7.37%
S&P Target Risk Conservative Index†	0.57%	2.27%	3.50%	5.93%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–6.37%	1.77%	6.16%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–11.75%	0.57%	5.54%
S&P Target Risk Conservative Index†		–2.73%	2.93%	4.87%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
Unadjusted for Sales Charge	–1.69%	–0.28%	1.99%	7.20%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–2.67%	–0.28%	1.99%	7.20%
S&P Target Risk Conservative Index†	0.57%	2.27%	3.50%	5.93%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–7.00%	1.02%	5.38%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–7.00%	1.02%	5.38%
S&P Target Risk Conservative Index†		–2.73%	2.93%	4.87%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
No Sales Charges	–1.12%	0.73%	3.03%	8.28%
S&P Target Risk Conservative Index†	0.57%	2.27%	3.50%	5.93%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
No Sales Charges		–6.08%	2.03%	6.43%
S&P Target Risk Conservative Index†		–2.73%	2.93%	4.87%

4	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2018 are 1.24%, 1.97% and 0.96% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

Deutsche DWS Asset Allocation Trust	|	5

DWS Multi-Asset Conservative Allocation Fund

†	S&P Target Risk Conservative Index emphasizes exposure to fixed income in order to produce a consistent income stream and avoid excessive volatility of returns.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S

Net Asset Value
2/28/19	$12.91	$12.90	$12.90
8/31/18	$13.20	$13.19	$13.18

Distribution Information as of 2/28/19
Income Dividends, Six Months	$.11	$.06	$.13

6	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Global Allocation Fund

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
Unadjusted for Sales Charge	–2.59%	–3.57%	1.97%	8.28%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–8.19%	–9.11%	0.77%	7.64%
S&P Target Risk Moderate Index†	0.01%	1.86%	4.09%	7.45%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–11.56%	0.58%	6.01%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–16.64%	–0.61%	5.39%
S&P Target Risk Moderate Index†		–3.72%	3.31%	5.92%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
Unadjusted for Sales Charge	–2.92%	–4.26%	1.22%	7.47%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–3.88%	–4.26%	1.22%	7.47%
S&P Target Risk Moderate Index†	0.01%	1.86%	4.09%	7.45%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–12.20%	–0.17%	5.22%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–12.20%	–0.17%	5.22%
S&P Target Risk Moderate Index†		–3.72%	3.31%	5.92%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
No Sales Charges	–2.47%	–3.32%	2.22%	8.55%
S&P Target Risk Moderate Index†	0.01%	1.86%	4.09%	7.45%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
No Sales Charges		–11.28%	0.84%	6.28%
S&P Target Risk Moderate Index†		–3.72%	3.31%	5.92%

Deutsche DWS Asset Allocation Trust	|	7

DWS Multi-Asset Global Allocation Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2018 are 1.27%, 2.03% and 1.04% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

8	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Global Allocation Fund

†	S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S

Net Asset Value
2/28/19	$15.15	$15.09	$15.15
8/31/18	$15.88	$15.75	$15.90

Distribution Information as of 2/28/19
Income Dividends, Six Months	$.29	$.18	$.33

Deutsche DWS Asset Allocation Trust	|	9

DWS Multi-Asset Moderate Allocation Fund

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
Unadjusted for Sales Charge	–2.61%	0.18%	3.60%	10.36%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–8.21%	–5.58%	2.38%	9.71%
S&P Target Risk Moderate Index†	0.01%	1.86%	4.09%	7.45%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–7.65%	2.19%	7.67%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–12.96%	0.98%	7.04%
S&P Target Risk Moderate Index†		–3.72%	3.31%	5.92%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
Unadjusted for Sales Charge	–2.86%	–0.58%	2.85%	9.55%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–3.78%	–0.58%	2.85%	9.55%
S&P Target Risk Moderate Index†	0.01%	1.86%	4.09%	7.45%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–8.33%	1.44%	6.86%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–8.33%	1.44%	6.86%
S&P Target Risk Moderate Index†		–3.72%	3.31%	5.92%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
No Sales Charges	–2.46%	0.44%	3.87%	10.63%
S&P Target Risk Moderate Index†	0.01%	1.86%	4.09%	7.45%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
No Sales Charges		–7.33%	2.45%	7.94%
S&P Target Risk Moderate Index†		–3.72%	3.31%	5.92%

10	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2018 are 1.65%, 2.34% and 1.36% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

Deutsche DWS Asset Allocation Trust	|	11

DWS Multi-Asset Moderate Allocation Fund

†	S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S

Net Asset Value
2/28/19	$9.29	$9.30	$9.28
8/31/18	$10.07	$10.03	$10.07

Distribution Information as of 2/28/19
Income Dividends, Six Months	$.13	$.06	$.15
Capital Gain Distributions, Six Months	$.35	$.35	$.35

12	|	Deutsche DWS Asset Allocation Trust

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director

Portfolio Manager of each Fund. Began managing each Fund in 2013.

–	Joined DWS in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

–	Head of Core Equity and Co-Head of Systematic and Quantitative Strategies: New York.

–	Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Darwei Kung, Managing Director

Portfolio Manager of each Fund. Began managing each Fund in 2013.

–	Joined DWS in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

–	Portfolio Manager: New York.

–	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Dokyoung Lee, CFA, Director.

Portfolio Manager of each Fund. Began managing each Fund in 2018.

–

Joined DWS in 2018 with 24 years of industry experience; previously, worked as Head of Research and Portfolio Manager in the Global Multi-Asset Group at Oppenheimer Funds, and in research and portfolio management roles at AllianceBernstein.

–	BSE, Princeton University.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Deutsche DWS Asset Allocation Trust	|	13

Portfolio Summaries	(Unaudited)

DWS Multi-Asset Conservative Allocation Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/19	8/31/18
Fixed Income — Bond Funds	37%	35%
Fixed Income — Exchange-Traded Funds	22%	20%
Fixed Income — Money Market Fund	1%	4%
Equity — Equity Funds	26%	27%
Equity — Exchange-Traded Funds	13%	13%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%

DWS Multi-Asset Global Allocation Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/19	8/31/18
Fixed Income — Bond Funds	21%	19%
Fixed Income — Exchange-Traded Funds	15%	14%
Fixed Income — Money Market Fund	1%	4%
Equity — Equity Funds	43%	43%
Equity — Exchange-Traded Funds	19%	19%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%

DWS Multi-Asset Moderate Allocation Fund

Asset Allocation (As a % of Investment Portfolio)	2/28/19	8/31/18
Fixed Income — Bond Funds	22%	20%
Fixed Income — Exchange-Traded Funds	12%	12%
Fixed Income — Money Market Fund	2%	4%
Equity — Equity Funds	48%	47%
Equity — Exchange-Traded Funds	15%	16%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about each Fund’s investment portfolio, see pages 15–27. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 70 for contact information.

14	|	Deutsche DWS Asset Allocation Trust

Investment Portfolios	as of February 28, 2019 (Unaudited)

DWS Multi-Asset Conservative Allocation Fund

	Shares	Value ($)
Equity — Equity Funds 26.1%

DWS Core Equity Fund “Institutional” (a)	628,716	16,132,862

DWS Emerging Markets Equity Fund “Institutional” (a)	40,956	798,232

DWS European Equity Fund “Institutional” (a)	281,450	3,034,034

DWS Small Cap Core Fund “S” (a)	57,665	1,708,604
Total Equity — Equity Funds (Cost $14,832,562)		21,673,732

Equity — Exchange-Traded Funds 12.6%

iShares MSCI Japan ETF	42,203	2,294,155

SPDR Bloomberg Barclays Convertible Securities ETF	109,250	5,707,220

SPDR S&P Emerging Asia Pacific ETF	26,000	2,472,340
Total Equity — Exchange-Traded Funds (Cost $10,647,586)		10,473,715

Fixed Income—Bond Funds 37.0%

DWS Emerging Markets Fixed Income Fund “Institutional”* (a)	109,692	1,006,973

DWS Enhanced Commodity Strategy Fund “Institutional” (a)	195,586	1,959,765

DWS Global High Income Fund “Institutional” (a)	3,730	24,843

DWS GNMA Fund “Institutional” (a)	216,287	2,889,598

DWS High Conviction Global Bond Fund “S” (a)	178,755	1,589,132

DWS High Income Fund “Institutional” (a)	200,723	931,354

DWS Short Duration Fund “S” (a)	1,118,159	9,571,443

DWS Total Return Bond Fund “Institutional” (a)	1,233,159	12,738,531
Total Fixed Income — Bond Funds (Cost $31,548,963)		30,711,639

Fixed Income — Exchange-Traded Funds 21.4%

iShares Core U.S. Aggregate Bond ETF	98,947	10,594,255

iShares JP Morgan USD Emerging Markets Bond ETF	23,980	2,610,703

iShares TIPS Bond ETF	40,781	4,521,797
Total Fixed Income — Exchange-Traded Funds (Cost $18,138,595)		17,726,755

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 0.5%
U.S. Treasury Bills, 2.366%**, 8/15/2019 (b) (Cost $395,611)	400,000	395,491

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	15

DWS Multi-Asset Conservative Allocation Fund

	Shares	Value ($)
Fixed Income — Money Market Fund 1.3%
DWS Central Cash Management Government Fund, 2.42% (a) (c) (Cost $1,100,038)	1,100,038	1,100,038

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $76,663,355)	98.9	82,081,370
Other Assets and Liabilities, Net	1.1	983,776

Net Assets	100.0	83,065,146

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 28, 2019 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
Equity — Equity Funds 26.1%
DWS Core Equity Fund “Institutional” (a)
16,872,832	1,714,643	—	—	(2,454,613)	106,487	1,608,159	628,716	16,132,862
DWS Emerging Markets Equity Fund “Institutional” (a)
785,337	5,798	—	—	7,097	25,206	—	40,956	798,232
DWS European Equity Fund “Institutional” (a)
3,375,283	63,228	—	—	(404,477)	63,228	—	281,450	3,034,034
DWS Small Cap Core Fund “S” (a)
1,917,660	82,123	—	—	(291,179)	6,015	76,108	57,665	1,708,604
Fixed Income — Bond Funds 37.0%
DWS Emerging Markets Fixed Income Fund “Institutional”* (a)
930,553	19,408	—	—	57,012	—	—	109,692	1,006,973
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
2,008,144	200,696	—	—	(249,075)	200,697	—	195,586	1,959,765
DWS Global High Income Fund “Institutional” (a)
24,235	876	—	—	(268)	644	236	3,730	24,843
DWS GNMA Fund “Institutional” (a)
2,839,665	40,987	—	—	8,946	40,987	—	216,287	2,889,598
DWS High Conviction Global Bond Fund “S” (a)
1,574,189	21,809	—	—	(6,866)	21,809	—	178,755	1,589,132
DWS High Income Fund “Institutional” (a)
910,883	25,938	—	—	(5,467)	25,937	—	200,723	931,354
DWS Short Duration Fund “S” (a)
9,442,565	139,351	—	—	(10,473)	139,351	—	1,118,159	9,571,443
DWS Total Return Bond Fund “Institutional” (a)
12,505,917	241,060	—	—	(8,446)	241,060	—	1,233,159	12,738,531

The accompanying notes are an integral part of the financial statements.

16	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
Fixed Income — Money Market Fund 1.3%
DWS Central Cash Management Government Fund, 2.42% (a) (c)
3,274,946	2,199,741	4,374,649	—	—	23,979	—	1,100,038	1,100,038
56,462,209	4,755,658	4,374,649	—	(3,357,809)	895,400	1,684,503	5,364,916	53,485,409

During the period ended February 28, 2019, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $2,555,917 and $0 respectively. There were no purchases and sales of non-affiliated Underlying Funds other than short-term investments.

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.

(b)	At February 28, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	The rate shown is the annualized seven-day yield at period end.

GNMA: Government National Mortgage Association

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor’s

SPDR: Standard & Poor’s Depositary Receipt

TIPS: Treasury Inflation-Protected Securities

At February 28, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
MSCI Emerging Market Index	USD	3/15/2019	30	1,465,124	1,570,050	104,926
S&P 500 E-Mini Index	USD	3/15/2019	39	4,948,299	5,430,316	482,017
Total unrealized appreciation						586,943

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	17

DWS Multi-Asset Conservative Allocation Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$21,673,732	$—	$—	$21,673,732
Equity — Exchange-Traded Funds	10,473,715	—	—	10,473,715
Fixed Income — Bond Funds	30,711,639	—	—	30,711,639
Fixed Income — Exchange-Traded Funds	17,726,755	—	—	17,726,755
Short-Term U.S. Treasury Obligation	—	395,491	—	395,491
Fixed Income — Money Market Fund	1,100,038	—	—	1,100,038
Derivatives (d)
Futures Contracts	586,943	—	—	586,943
Total	$82,272,822	$395,491	$—	$82,668,313

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

18	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Global Allocation Fund

	Shares	Value ($)
Equity — Equity Funds 42.3%

DWS Core Equity Fund “Institutional” (a)	121,677	3,122,226

DWS EAFE Equity Index Fund “Institutional” (a)	2,945,718	16,348,733

DWS Emerging Markets Equity Fund “Institutional” (a)	43,359	845,074

DWS European Equity Fund “Institutional” (a)	275,755	2,972,638

DWS Global Small Cap Fund “Institutional” (a)	77,502	2,276,246

DWS International Growth Fund “Institutional” (a)	280,059	9,132,708
Total Equity — Equity Funds (Cost $33,676,247)		34,697,625

Equity — Exchange-Traded Funds 18.1%

iShares MSCI EAFE ETF	40,000	2,570,800

iShares MSCI Japan ETF	28,483	1,548,336

SPDR Bloomberg Barclays Convertible Securities ETF	101,950	5,325,868

SPDR S&P Emerging Asia Pacific ETF	31,400	2,985,826

Vanguard FTSE Developed Markets ETF	59,596	2,431,517
Total Equity — Exchange-Traded Funds (Cost $14,696,094)		14,862,347

Fixed Income — Bond Funds 20.6%

DWS Emerging Markets Fixed Income Fund “Institutional”* (a)	93,553	858,816

DWS Enhanced Commodity Strategy Fund “Institutional” (a)	203,866	2,042,738

DWS Global High Income Fund “Institutional” (a)	819,907	5,460,581

DWS GNMA Fund “Institutional” (a)	124,446	1,662,600

DWS High Conviction Global Bond Fund “S” (a)	161,023	1,431,497

DWS High Income Fund “Institutional” (a)	72,185	334,939

DWS Short Duration Fund “S” (a)	285,846	2,446,837

DWS Total Return Bond Fund “Institutional” (a)	261,071	2,696,861
Total Fixed Income — Bond Funds (Cost $17,057,525)		16,934,869

Fixed Income — Exchange-Traded Funds 14.4%

iShares Core U.S. Aggregate Bond ETF	69,848	7,478,625

iShares JP Morgan USD Emerging Markets Bond ETF	17,980	1,957,483

iShares TIPS Bond ETF	21,514	2,385,472
Total Fixed Income — Exchange-Traded Funds (Cost $11,986,470)		11,821,580

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	19

DWS Multi-Asset Global Allocation Fund

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 1.5%

U.S. Treasury Bills:

2.366%**, 8/15/2019 (b)	800,000	790,982

2.462%**, 8/15/2019 (b)	400,000	395,491
Total Short-Term U.S. Treasury Obligations (Cost $1,186,654)		1,186,473

	Shares	Value ($)
Fixed Income — Money Market Fund 0.7%
DWS Central Cash Management Government Fund, 2.42% (a) (c) (Cost $584,879)	584,879	584,879

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $79,187,869)	97.6	80,087,773
Other Assets and Liabilities, Net	2.4	2,009,213

Net Assets	100.0	82,096,986

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 28, 2019 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
Equity — Equity Funds 42.3%
DWS Core Equity Fund “Institutional” (a)
3,324,419	332,004	55,100	21,973	(501,070)	20,774	311,230	121,677	3,122,226
DWS EAFE Equity Index Fund “Institutional” (a)
17,253,234	1,466,172	291,899	—	(2,078,774)	465,304	1,000,868	2,945,718	16,348,733
DWS Emerging Markets Equity Fund “Institutional” (a)
846,482	6,138	14,600	(1,558)	8,612	22,832	—	43,359	845,074
DWS European Equity Fund “Institutional” (a)
3,368,092	61,948	52,800	(299)	(404,303)	62,039	—	275,755	2,972,638
DWS Global Small Cap Fund “Institutional” (a)
2,668,614	306,655	40,800	(13,465)	(644,758)	—	306,655	77,502	2,276,246
DWS International Growth Fund “Institutional” (a)
9,801,075	108,683	159,600	13,207	(630,657)	108,683	—	280,059	9,132,708

The accompanying notes are an integral part of the financial statements.

20	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Global Allocation Fund

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Dis tribu- tions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
Fixed Income — Bond Funds 20.6%
DWS Emerging Markets Fixed Income Fund “Institutional”* (a)
808,371	16,695	14,700	(773)	49,223	—	—	93,553	858,816
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
2,132,054	211,073	35,900	(15,856)	(248,633)	211,073	—	203,866	2,042,738
DWS Global High Income Fund “Institutional” (a)
5,425,204	193,799	96,200	(2,083)	(60,139)	143,006	51,733	819,907	5,460,581
DWS GNMA Fund “Institutional” (a)
1,663,947	23,790	29,900	(432)	5,195	23,790	—	124,446	1,662,600
DWS High Conviction Global Bond Fund “S” (a)
1,444,278	19,822	25,800	(525)	(6,278)	19,822	—	161,023	1,431,497
DWS High Income Fund “Institutional” (a)
333,599	9,413	5,899	(138)	(2,036)	9,413	—	72,185	334,939
DWS Short Duration Fund “S” (a)
2,458,479	35,949	44,600	(262)	(2,729)	35,949	—	285,846	2,446,837
DWS Total Return Bond Fund “Institutional” (a)
2,696,475	51,501	48,000	(2,338)	(777)	51,501	—	261,071	2,696,861
Fixed Income — Money Market Fund 0.7%
DWS Central Cash Management Government Fund, 2.42% (a) (c)
3,290,187	3,131,236	5,836,544	—	—	18,046	—	584,879	584,879

57,514,510	5,974,878	6,752,342	(2,549)	(4,517,124)	1,192,232	1,670,486	6,350,846	52,217,373

During the period ended February 28, 2019, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $2,843,642 and $915,798, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $0 and $919,307, respectively.

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.

(b)	At February 28, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

GNMA: Government National Mortgage Association

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor’s

SPDR: Standard & Poor’s Depositary Receipt

TIPS: Treasury Inflation-Protected Securities

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	21

DWS Multi-Asset Global Allocation Fund

At February 28, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
MSCI Emerging Market Index	USD	3/15/2019	57	2,783,736	2,983,095	199,359
S&P 500 E-Mini Index	USD	3/15/2019	59	7,485,889	8,215,203	729,314
Total net unrealized appreciation						928,673

At February 28, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
MSCI World Index	USD	3/15/2019	48	2,587,600	2,892,000	(304,400)

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

22	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Global Allocation Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$34,697,625	$—	$—	$34,697,625
Equity — Exchange-Traded Funds	14,862,347	—	—	14,862,347
Fixed Income — Bond Funds	16,934,869	—	—	16,934,869
Fixed Income — Exchange-Traded Funds	11,821,580	—	—	11,821,580
Short-Term U.S. Treasury Obligations	—	1,186,473	—	1,186,473
Fixed Income — Money Market Fund	584,879	—	—	584,879
Derivatives (d)
Futures Contracts	928,673	—	—	928,673
Total	$79,829,973	$1,186,473	$—	$81,016,446

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(304,400)	$—	$—	$(304,400)
Total	$(304,400)	$—	$—	$(304,400)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	23

DWS Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Equity — Equity Funds 46.1%

DWS Core Equity Fund “Institutional” (a)	393,108	10,087,151

DWS Emerging Markets Equity Fund “Institutional” (a)	28,390	553,310

DWS European Equity Fund “Institutional” (a)	96,645	1,041,831

DWS Small Cap Core Fund “S” (a)	30,387	900,375
Total Equity — Equity Funds (Cost $7,993,419)		12,582,667

Equity — Exchange-Traded Funds 14.1%

iShares MSCI Japan ETF	22,888	1,244,192

SPDR Bloomberg Barclays Convertible Securities ETF	31,590	1,650,261

SPDR S&P Emerging Asia Pacific ETF	10,000	950,900
Total Equity — Exchange-Traded Funds (Cost $3,893,415)		3,845,353

Fixed Income — Bond Funds 21.1%

DWS Emerging Markets Fixed Income Fund “Institutional”* (a)	38,533	353,736

DWS Enhanced Commodity Strategy Fund “Institutional” (a)	62,529	626,539

DWS Floating Rate Fund “Institutional” (a)	10,206	82,876

DWS Global High Income Fund “Institutional” (a)	59,035	393,173

DWS GNMA Fund “Institutional” (a)	51,191	683,906

DWS High Conviction Global Bond Fund “S” (a)	82,380	732,359

DWS High Income Fund “Institutional” (a)	148,112	687,240

DWS Short Duration Fund “S” (a)	64,642	553,333

DWS Total Return Bond Fund “Institutional” (a)	157,746	1,629,520
Total Fixed Income — Bond Funds (Cost $5,891,111)		5,742,682

Fixed Income — Exchange-Traded Funds 11.6%

iShares Core U.S. Aggregate Bond ETF	16,302	1,745,455

iShares JP Morgan USD Emerging Markets Bond ETF	5,960	648,865

iShares TIPS Bond ETF	6,918	767,068
Total Fixed Income — Exchange-Traded Funds (Cost $3,224,305)		3,161,388

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 0.7%
U.S. Treasury Bills, 2.366%**, 8/15/2019 (b) (Cost $197,805)	200,000	197,746

The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Fixed Income — Money Market Fund 2.1%
DWS Central Cash Management Government Fund, 2.42% (a) (c) (Cost $575,740)	575,740	575,740

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,775,795)	95.7	26,105,576
Other Assets and Liabilities, Net	4.3	1,163,366

Net Assets	100.0	27,268,942

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended February 28, 2019 are as follows:

Value ($) at 8/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
Equity — Equity Funds 46.1%
DWS Core Equity Fund “Institutional” (a)
10,549,819	1,072,091	—	—	(1,534,759)	66,581	1,005,510	393,108	10,087,151
DWS Emerging Markets Equity Fund “Institutional” (a)
544,371	4,019	—	—	4,920	10,837	—	28,390	553,310
DWS European Equity Fund “Institutional” (a)
1,159,010	21,710	—	—	(138,889)	21,711	—	96,645	1,041,831
DWS Small Cap Core Fund “S” (a)
1,010,541	43,275	—	—	(153,441)	3,170	40,106	30,387	900,375
Fixed Income — Bond Funds 21.1%
DWS Emerging Markets Fixed Income Fund “Institutional”* (a)
326,891	6,818	—	—	20,027	—	—	38,533	353,736
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
642,005	64,164	—	—	(79,630)	64,163	—	62,529	626,539
DWS Floating Rate Fund “Institutional” (a)
81,952	1,917	—	—	(993)	1,916	—	10,206	82,876
DWS Global High Income Fund “Institutional” (a)
383,551	13,860	—	—	(4,238)	10,204	3,725	59,035	393,173
DWS GNMA Fund “Institutional” (a)
672,088	9,701	—	—	2,117	9,701	—	51,191	683,906
DWS High Conviction Global Bond Fund “S” (a)
725,472	10,051	—	—	(3,164)	10,051	—	82,380	732,359

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	25

DWS Multi-Asset Moderate Allocation Fund

Value ($) at 8/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
DWS High Income Fund “Institutional” (a)
672,135	19,139	—	—	(4,034)	19,139	—	148,112	687,240
DWS Short Duration Fund “S” (a)
545,883	8,056	—	—	(606)	8,056	—	64,642	553,333
DWS Total Return Bond Fund “Institutional” (a)
1,599,764	30,836	—	—	(1,080)	30,836	—	157,746	1,629,520
Fixed Income — Money Market Fund 2.1%
DWS Central Cash Management Government Fund 2.42% (a) (c)
985,654	1,155,500	1,565,414	—	—	9,041	—	575,740	575,740
19,899,136	2,461,137	1,565,414	—	(1,893,770)	265,406	1,049,341	1,798,644	18,901,089

During the period ended February 28, 2019, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $1,305,637 and $0, respectively.

Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $0 and $689,417, respectively.

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.

(b)	At February 28, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	The rate shown is the annualized seven-day yield at period end.

GNMA: Government National Mortgage Association

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor’s

SPDR: Standard & Poor’s Depositary Receipt

TIPS: Treasury Inflation-Protected Securities

At February 28, 2019, open futures contracts purchased ere as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
MSCI Emerging Market Index	USD	3/15/2019	25	1,220,937	1,308,446	87,509
S&P 500 E-Mini Index	USD	3/15/2019	4	507,519	556,940	49,421
Total unrealized appreciation						136,930

The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$12,582,667	$—	$—	$12,582,667
Equity — Exchange-Traded Funds	3,845,353	—	—	3,845,353
Fixed Income — Bond Funds	5,742,682	—	—	5,742,682
Fixed Income — Exchange-Traded Funds	3,161,388	—	—	3,161,388
Short-Term U.S. Treasury Obligations	—	197,746	—	197,746
Fixed Income — Money Market Fund	575,740	—	—	575,740
Derivatives (d)
Futures Contracts	136,930	—	—	136,930
Total	$26,044,760	$197,746	$—	$26,242,506

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	27

Statements of Assets and Liabilities

as of February 28, 2019 (Unaudited)

Assets	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Investments in non-affiliated securities and Underlying Funds, at value (cost $29,181,792, $27,869,218 and $7,315,525)	$28,595,961	$27,870,400	$7,204,487
Investments in affiliated Underlying Funds, at value (cost $47,481,563, $51,318,651 and $14,460,270)	53,485,409	52,217,373	18,901,089
Cash	1,100,500	2,159,541	1,204,296
Receivable for Fund shares sold	5,915	11,399	18,311
Dividends receivable	11	2,527	175
Interest receivable	2,469	1,858	1,459
Other assets	29,869	29,092	24,487
Total assets	83,220,134	82,292,190	27,354,304

Liabilities
Payable for Fund shares redeemed	9,868	5,145	18
Payable for variation margin on Futures contracts	41,395	73,700	19,661
Accrued management fee	—	2,151	—
Accrued Trustees’ fees	2,001	1,965	976
Other accrued expenses and payables	101,724	112,243	64,707
Total liabilities	154,988	195,204	85,362
Net assets at value	$83,065,146	$82,096,986	$27,268,942

The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Asset Allocation Trust

Statements of Assets and Liabilities as of February 28, 2019 (Unaudited) (continued)

Net Assets Consist of	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Distributable earnings (loss)	$(2,878,836)	$(284,918)	$5,384,209
Paid-in capital	85,943,982	82,381,904	21,884,733
Net assets, at value	$83,065,146	$82,096,986	$27,268,942

Net Asset Value
Class A
Net assets applicable to shares outstanding	$35,013,314	$33,686,264	$18,901,181
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,711,269	2,223,103	2,033,881

Net Asset Value and redemption price per share	$12.91	$15.15	$9.29

Maximum offering price per share (100 ÷ 94.25 of net asset value)	$13.70	$16.07	$9.86
Class C
Net assets applicable to shares outstanding	$2,303,208	$1,629,251	$2,614,476
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	178,540	107,980	281,176

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$12.90	$15.09	$9.30
Class S
Net assets applicable to shares outstanding	$45,748,624	$46,781,471	$5,753,285
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,547,476	3,087,363	620,067

Net Asset Value, offering and redemption price per share	$12.90	$15.15	$9.28

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	29

Statements of Operations

for the six months ended February 28, 2019 (Unaudited)

Net Asset Value	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Income distributions from affiliated Underlying Funds	$895,400	$1,192,232	$265,406
Dividends	541,847	542,457	147,268
Interest	4,706	13,774	2,326
Total income	1,441,953	1,748,463	415,000
Expenses:

Management fee	43,715	50,948	16,375
Administration fee	40,861	41,052	13,439
Services to shareholders	61,339	85,819	24,121
Distribution and service fees	51,864	48,494	35,320
Custodian fee	4,148	4,252	4,321
Professional fees	35,766	34,701	33,554
Reports to shareholders	22,469	19,660	16,214
Registration fees	22,414	22,102	21,521
Trustees’ fees and expenses	2,308	3,258	1,708
Other	7,755	6,000	5,267
Total expenses before expense reductions	292,639	316,286	171,840
Expense reductions	(62,615)	(72,881)	(75,844)
Total expenses after expense reductions	230,024	243,405	95,996
Net investment income	$1,211,929	$1,505,058	$319,004

The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Asset Allocation Trust

Statements of Operations for the six months ended February 28, 2019 (Unaudited) (continued)

Realized and Unrealized Gain (Loss)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Net realized gain (loss) from:

Sale of affiliated Underlying Funds	$—	$(2,549)	$—
Sale of non-affiliated Underlying Funds	—	(47,974)	(12,013)
Capital gain distributions from affiliated Underlying Funds	1,684,503	1,670,486	1,049,341
Futures	(542,673)	(1,157,338)	(211,947)
Foreign currency	31	246	27
	1,141,861	462,871	825,408
Change in net unrealized appreciation (depreciation) on:

Affiliated Underlying Funds	(3,357,809)	(4,517,124)	(1,893,770)
Non-affiliated Underlying Funds	(427,897)	(675,543)	(192,625)
Futures	295,784	776,497	186,091
Foreign currency	40	229	77
	(3,489,882)	(4,415,941)	(1,900,227)
Net gain (loss)	(2,348,021)	(3,953,070)	(1,074,819)
Net increase (decrease) in net assets resulting from operations	$(1,136,092)	$(2,448,012)	$(755,815)

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	31

Statements of Changes in Net Assets

DWS Multi-Asset Conservative Allocation Fund

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Operations:

Net investment income (loss)	$1,211,929	$1,623,464
Net realized gain (loss)	1,141,861	1,883,125
Change in net unrealized appreciation (depreciation)	(3,489,882)	(41,070)
Net increase (decrease) in net assets resulting from operations	(1,136,092)	3,465,519
Distributions to shareholders:

Class A	(303,350)	(542,231)
Class C	(12,387)	(69,687)
Class S	(465,455)	(978,681)
Total distributions	(781,192)	(1,590,599)*
Fund share transactions:

Proceeds from shares sold	3,225,971	10,341,726
Reinvestment of distributions	748,522	1,521,857
Payments for shares redeemed	(5,621,740)	(20,563,724)
Net increase (decrease) in net assets from Fund share transactions	(1,647,247)	(8,700,141)
Increase (decrease) in net assets	(3,564,531)	(6,825,221)
Net assets at beginning of period	86,629,677	93,454,898

Net assets at end of period	$83,065,146	$86,629,677 **

*	Includes distributions from net investment income.

**	Includes undistributed net investment income of $329,587.

The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Asset Allocation Trust

Statements of Changes in Net Assets (continued) DWS Multi-Asset Global Allocation Fund

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Operations:

Net investment income (loss)	$1,505,058	$1,818,426
Net realized gain (loss)	462,871	2,753,269
Change in net unrealized appreciation (depreciation)	(4,415,941)	(1,736,680)
Net increase (decrease) in net assets resulting from operations	(2,448,012)	2,835,015
Distributions to shareholders:

Class A	(649,790)	(592,936)
Class C	(20,683)	(64,959)
Class S	(1,028,864)	(1,041,884)
Total distributions	(1,699,337)	(1,699,779)*
Fund share transactions:

Proceeds from shares sold	942,581	7,180,512
Reinvestment of distributions	1,659,030	1,653,395
Payments for shares redeemed	(6,426,143)	(21,942,470)
Net increase (decrease) in net assets from Fund share transactions	(3,824,532)	(13,108,563)
Increase (decrease) in net assets	(7,971,881)	(11,973,327)
Net assets at beginning of period	90,068,867	102,042,194

Net assets at end of period	$82,096,986	$90,068,867 **

*	Includes distributions from net investment income.

**	Includes undistributed net investment income of $1,641,550.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	33

Statements of Changes in Net Assets (continued) DWS Multi-Asset Moderate Allocation Fund

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Operations:

Net investment income (loss)	$319,004	$372,619
Net realized gain (loss)	825,408	1,574,817
Change in net unrealized appreciation (depreciation)	(1,900,227)	338,762
Net increase (decrease) in net assets resulting from operations	(755,815)	2,286,198
Distributions to shareholders:

Class A	(922,013)	(1,038,283)
Class C	(111,319)	(204,889)
Class S	(299,504)	(397,659)
Total distributions	(1,332,836)	(1,640,831)*
Fund share transactions:

Proceeds from shares sold	1,336,757	4,146,771
Reinvestment of distributions	1,315,432	1,548,758
Payments for shares redeemed	(1,972,471)	(9,112,877)
Net increase (decrease) in net assets from Fund share transactions	679,718	(3,417,348)
Increase (decrease) in net assets	(1,408,933)	(2,771,981)
Net assets at beginning of period	28,677,875	31,449,856

Net assets at end of period	$27,268,942	$28,677,875 **

*

Includes distributions from net investment income of $248,446, $23,100 and $108,799 for Class A, Class C and Class S shares, respectively and distributions from net realized gains of $789,837, $181,789 and $288,860 for Class A, Class C and Class S shares, respectively.

**	Includes undistributed net investment income of $126,415.

The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Asset Allocation Trust

Financial Highlights

DWS Multi-Asset Conservative Allocation Fund — Class A

	Six Months Ended 2/28/19		Years Ended August 31,
	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$13.20		$12.93	$12.25	$12.00	$12.85	$11.66
Income (loss) from investment operations:

Net investment income[a]	.18		.22	.22	.18	.22	.22
Net realized and unrealized gain (loss)	(.36)		.27	.66	.33	(.67)	1.24
Total from investment operations	(.18)		.49	.88	.51	(.45)	1.46
Less distributions from:

Net investment income	(.11)		(.22)	(.20)	(.26)	(.40)	(.27)
Net asset value, end of period	$12.91		$13.20	$12.93	$12.25	$12.00	$12.85
Total Return (%)[b,c,d]	(1.32	)**	3.80	7.32	4.33	(3.62)	12.65

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35		36	34	37	31	40
Ratio of expenses before expense reductions (%)[e]	.83	*	.82	.80	.79	.73	.71
Ratio of expenses after expense reductions (%)[e]	.68	*	.73	.69	.57	.52	.46
Ratio of net investment income (%)	2.85	*	1.70	1.76	1.51	1.71	1.76
Portfolio turnover rate (%)	0		45	5	162	15	61

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	35

DWS Multi-Asset Conservative Allocation Fund — Class C

	Six Months Ended 2/28/19		Years Ended August 31,
	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$13.19		$12.92	$12.23	$11.99	$12.83	$11.64
Income (loss) from investment operations:

Net investment income[a]	.14		.13	.13	.09	.12	.12
Net realized and unrealized gain (loss)	(.37)		.26	.67	.32	(.66)	1.25
Total from investment operations	(.23)		.39	.80	.41	(.54)	1.37
Less distributions from:

Net investment income	(.06)		(.12)	(.11)	(.17)	(.30)	(.18)
Net asset value, end of period	$12.90		$13.19	$12.92	$12.23	$11.99	$12.83
Total Return (%)[b,c,d]	(1.69	)**	3.02	6.61	3.47	(4.28)	11.82

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		3	8	10	8	9
Ratio of expenses before expense reductions (%)[e]	1.67	*	1.55	1.58	1.53	1.48	1.43
Ratio of expenses after expense reductions (%)[e]	1.43	*	1.48	1.44	1.32	1.27	1.21
Ratio of net investment income (%)	2.16	*	.97	1.02	.75	.95	1.01
Portfolio turnover rate (%)	0		45	5	162	15	61

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund — Class S

	Six Months Ended 2/28/19		Years Ended August 31,
	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$13.18		$12.91	$12.23	$11.99	$12.83	$11.64
Income (loss) from investment operations:

Net investment income[a]	.19		.25	.25	.21	.25	.25
Net realized and unrealized gain (loss)	(.34)		.27	.67	.32	(.66)	1.24
Total from investment operations	(.15)		.52	.92	.53	(.41)	1.49
Less distributions from:

Net investment income	(.13)		(.25)	(.24)	(.29)	(.43)	(.30)
Net asset value, end of period	$12.90		$13.18	$12.91	$12.23	$11.99	$12.83
Total Return (%)[b,c]	(1.12	)**	4.06	7.60	4.51	(3.31)	12.95

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46		48	52	53	27	35
Ratio of expenses before expense reductions (%)[d]	.58	*	.54	.55	.51	.48	.47
Ratio of expenses after expense reductions (%)[d]	.43	*	.48	.44	.32	.27	.21
Ratio of net investment income (%)	3.09	*	1.95	2.00	1.77	2.00	2.03
Portfolio turnover rate (%)	0		45	5	162	15	61

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[d]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	37

DWS Multi-Asset Global Allocation Fund — Class A

	Six Months Ended 2/28/19		Years Ended August 31,
	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$15.88		$15.73	$14.61	$15.05	$16.10	$14.34
Income (loss) from investment operations:

Net investment income[a]	.26		.28	.26	.35	.25	.23
Net realized and unrealized gain (loss)	(.70)		.13	1.31	(.50)[f]	(.83)	1.87
Total from investment operations	(.44)		.41	1.57	(.15)	(.58)	2.10
Less distributions from:

Net investment income	(.29)		(.26)	(.45)	(.29)	(.47)	(.34)
Net asset value, end of period	$15.15		$15.88	$15.73	$14.61	$15.05	$16.10
Total Return (%)[b,c,d]	(2.59	)**	2.59	11.05	(.96)[f]	(3.63)	14.68

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34		37	39	39	50	68
Ratio of expenses before expense reductions (%)[e]	.87	*	.83	.83	.79	.66	.65
Ratio of expenses after expense reductions (%)[e]	.72	*	.70	.63	.40	.52	.46
Ratio of net investment income (%)	3.53	*	1.75	1.74	2.40	1.58	1.52
Portfolio turnover rate (%)	2	**	35	11	259	12	60

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[f]

Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Global Allocation Fund — Class C

	Six Months Ended 2/28/19		Years Ended August 31,
	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$15.75		$15.60	$14.49	$14.92	$15.96	$14.22
Income (loss) from investment operations:

Net investment income[a]	.20		.18	.15	.24	.13	.12
Net realized and unrealized gain (loss)	(.68)		.11	1.30	(.50)[f]	(.82)	1.84
Total from investment operations	(.48)		.29	1.45	(.26)	(.69)	1.96
Less distributions from:

Net investment income	(.18)		(.14)	(.34)	(.17)	(.35)	(.22)
Net asset value, end of period	$15.09		$15.75	$15.60	$14.49	$14.92	$15.96
Total Return (%)[b,c,d]	(2.92	)**	1.82	10.27	(1.74)[f]	(4.42)	13.84

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	7	8	11	13
Ratio of expenses before expense reductions (%)[e]	1.77	*	1.59	1.60	1.53	1.40	1.37
Ratio of expenses after expense reductions (%)[e]	1.47	*	1.45	1.38	1.15	1.27	1.21
Ratio of net investment income (%)	2.69	*	1.11	.99	1.64	.82	.77
Portfolio turnover rate (%)	2	**	35	11	259	12	60

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[f]

Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	39

DWS Multi-Asset Global Allocation Fund — Class S

	Six Months Ended 2/28/19		Years Ended August 31,
	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$15.90		$15.75	$14.63	$15.07	$16.12	$14.37
Income (loss) from investment operations:

Net investment income[a]	.28		.33	.30	.39	.30	.27
Net realized and unrealized gain (loss)	(.70)		.12	1.31	(.50)[e]	(.84)	1.86
Total from investment operations	(.42)		.45	1.61	(.11)	(.54)	2.13
Less distributions from:

Net investment income	(.33)		(.30)	(.49)	(.33)	(.51)	(.38)
Net asset value, end of period	$15.15		$15.90	$15.75	$14.63	$15.07	$16.12
Total Return (%)[b,c]	(2.47	)**	2.85	11.32	(.70)[e]	(3.43)	14.95

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47		51	56	59	71	89
Ratio of expenses before expense reductions (%)[d]	.66	*	.60	.61	.54	.42	.42
Ratio of expenses after expense reductions (%)[d]	.47	*	.45	.38	.15	.27	.21
Ratio of net investment income (%)	3.80	*	2.03	1.99	2.69	1.87	1.77
Portfolio turnover rate (%)	2	**	35	11	259	12	60

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[d]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[e]

Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund — Class A

	Six Months Ended 2/28/19		Years Ended August 31,
	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$10.07		$9.88	$9.51	$10.41	$12.04	$10.66
Income (loss) from investment operations:

Net investment income[a]	.11		.13	.13	.12	.16	.14
Net realized and unrealized gain (loss)	(.41)		.61	.79	.01	(.42)	1.68
Total from investment operations	(.30)		.74	.92	.13	(.26)	1.82
Less distributions from:

Net investment income	(.13)		(.13)	(.15)	(.19)	(.28)	(.31)
Net realized gains	(.35)		(.42)	(.40)	(.84)	(1.09)	(.13)
Total distributions	(.48)		(.55)	(.55)	(1.03)	(1.37)	(.44)
Net asset value, end of period	$9.29		$10.07	$9.88	$9.51	$10.41	$12.04
Total Return (%)[b,c,d]	(2.61	)**	7.60	10.17	1.25	(2.39)	17.23

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19		20	20	22	24	32
Ratio of expenses before expense reductions (%)[e]	1.27	*	1.16	1.16	1.04	.85	.82
Ratio of expenses after expense reductions (%)[e]	.69	*	.66	.60	.46	.52	.46
Ratio of net investment income (%)	2.39	*	1.27	1.36	1.23	1.39	1.25
Portfolio turnover rate (%)	3	**	45	9	161	14	60

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	41

DWS Multi-Asset Moderate Allocation Fund — Class C

	Six Months Ended 2/28/19		Years Ended August 31,
	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$10.03		$9.84	$9.47	$10.37	$11.99	$10.62
Income (loss) from investment operations:

Net investment income[a]	.08		.05	.06	.04	.07	.05
Net realized and unrealized gain (loss)	(.40)		.61	.79	.01	(.41)	1.67
Total from investment operations	(.32)		.66	.85	.05	(.34)	1.72
Less distributions from:

Net investment income	(.06)		(.05)	(.08)	(.11)	(.19)	(.22)
Net realized gains	(.35)		(.42)	(.40)	(.84)	(1.09)	(.13)
Total distributions	(.41)		(.47)	(.48)	(.95)	(1.28)	(.35)
Net asset value, end of period	$9.30		$10.03	$9.84	$9.47	$10.37	$11.99
Total Return (%)[b,c,d]	(2.86	)**	6.79	9.35	.44	(3.11)	16.29

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		3	5	5	5	6
Ratio of expenses before expense reductions (%)[e]	2.00	*	1.85	1.88	1.74	1.54	1.48
Ratio of expenses after expense reductions (%)[e]	1.44	*	1.41	1.35	1.21	1.27	1.21
Ratio of net investment income (%)	1.64	*	.55	.60	.42	.65	.46
Portfolio turnover rate (%)	3	**	45	9	161	14	60

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

42	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund — Class S

	Six Months Ended 2/28/19		Years Ended August 31,
	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$10.07		$9.87	$9.51	$10.41	$12.05	$10.68
Income (loss) from investment operations:

Net investment income[a]	.12		.15	.15	.13	.23	.17
Net realized and unrealized gain (loss)	(.41)		.63	.79	.03	(.47)	1.67
Total from investment operations	(.29)		.78	.94	.16	(.24)	1.84
Less distributions from:

Net investment income	(.15)		(.16)	(.18)	(.22)	(.31)	(.34)
Net realized gains	(.35)		(.42)	(.40)	(.84)	(1.09)	(.13)
Total distributions	(.50)		(.58)	(.58)	(1.06)	(1.40)	(.47)
Net asset value, end of period	$9.28		$10.07	$9.87	$9.51	$10.41	$12.05
Total Return (%)[b,c]	(2.46	)**	7.99	10.35	1.53	(2.21)	17.41

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		6	7	9	9	20
Ratio of expenses before expense reductions (%)[d]	.98	*	.87	.89	.77	.58	.56
Ratio of expenses after expense reductions (%)[d]	.44	*	.41	.35	.21	.26	.21
Ratio of net investment income (%)	2.66	*	1.53	1.59	1.43	2.05	1.49
Portfolio turnover rate (%)	3	**	45	9	161	14	60

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[d]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	43

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund (hereinafter referred to individually as “Fund” or collectively as “Funds”) are each a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Funds may invest directly in securities and derivatives or other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by DWS Investment Management Americas, Inc. or one of its affiliates, together the “Underlying DWS Funds”) and non-affiliated mutual funds and exchange-traded funds (“Non-affiliated Funds”). Non-affiliated Funds and Underlying DWS Funds are collectively referred to as “Underlying Funds.” Each Underlying DWS Fund’s accounting policies and investment holdings are outlined in the Underlying DWS Funds’ financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on August 10, 2018, Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual

44	|	Deutsche DWS Asset Allocation Trust

results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on

Deutsche DWS Asset Allocation Trust	|	45

the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are categorized as Level 1 securities.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2018, DWS Multi-Asset Conservative Allocation Fund had a net tax basis capital loss carryforward of approximately $10,167,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2019.

At August 31, 2018, DWS Multi-Asset Global Allocation Fund had a net tax basis capital loss carryforward of approximately $3,681,000, including

46	|	Deutsche DWS Asset Allocation Trust

$2,550,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2019, the expiration date, whichever occurs first; and approximately $1,131,000 of post-enactment losses, which may be applied against realized net taxable short-term capital gains indefinitely.

At August 31, 2018, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Conservative Allocation Fund was $76,605,245. The net unrealized appreciation for all investments based on tax cost was $8,876,064. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $10,420,727 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $1,544,663.

At August 31, 2018, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Global Allocation Fund was $80,720,709. The net unrealized appreciation for all investments based on tax cost was $5,902,077. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $6,770,753 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $868,676.

At August 31, 2018, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Moderate Allocation Fund was $21,629,505. The net unrealized appreciation for all investments based on tax cost was $6,365,795. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $6,670,225 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $304,430.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2018 and have determined that no provision for income tax and/or uncertain tax positions is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of DWS Multi-Asset Conservative Allocation Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

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The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in futures, the tax character of capital gain distributions from Underlying Funds and expired capital loss carryforwards. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Derivative Instrument

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the period ended February 28, 2019, the Funds entered into futures contracts in order to hedge against potential adverse market movements of portfolio assets and to adjust asset allocations in response to short-term market changes as part of the Funds’ tactical asset allocation process.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount

48	|	Deutsche DWS Asset Allocation Trust

equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of February 28, 2019 is included in the tables following the Funds’ Investment Portfolios. For the six months ended February 28, 2019, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,934,000 to $6,959,000 for DWS Multi-Asset Conservative Allocation Fund, from approximately $6,317,000 to $12,735,000 for DWS Multi-Asset Global Allocation Fund and from approximately $897,000 to $1,865,000 for DWS Multi-Asset Moderate Allocation Fund. For the six months ended February 28, 2019, the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $2,518,000 for DWS Multi-Asset Conservative Allocation Fund, from approximately $2,800,000 to $5,735,000 for DWS Multi-Asset Global Allocation Fund and from $0 to approximately $629,000 for DWS Multi-Asset Moderate Allocation Fund.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2019 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:

Assets Derivative	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$586,943	$928,673	$136,930

Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statements of Assets and Liabilities.

Deutsche DWS Asset Allocation Trust	|	49

Liabilities Derivative	DWS Multi-Asset Global Allocation Fund
Equity Contracts (b)	$(304,400)

Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:

(b)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statements of Assets and Liabilities.

Additionally, the amounts of unrealized and realized gains and losses on derivative instruments recognized in Funds earnings during the six months ended February 28, 2019 and the related location in the accompanying Statements of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (c)	$(542,673)	$(1,157,338)	$(211,947)

Each of the above derivatives is located in the following Statements of Operations accounts:

(c)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (d)	$295,784	$776,497	$186,091

Each of the above derivatives is located in the following Statements of Operations accounts:

(d)	Change in net unrealized appreciation (depreciation) on futures

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

50	|	Deutsche DWS Asset Allocation Trust

Pursuant to the Restated Investment Management Agreement with the Advisor, DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.55% on the Fund’s average daily net assets not covered in (a) above. The effective management fee rate reflects the Advisor’s estimate based on anticipated allocation of fund assets, accrued daily and payable monthly.

Pursuant to the Restated Investment Management Agreement with the Advisor, DWS Multi-Asset Global Allocation Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.65% on the Fund’s average daily net assets not covered in (a) above. The effective management fee rate reflects the Advisor’s estimate based on anticipated allocation of fund assets, accrued daily and payable monthly.

Accordingly, for the six months ended February 28, 2019, the fees pursuant to the Restated Investment Management Agreement were equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.11%, 0.12% and 0.12% of the Fund’s average daily net assets for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund’s outstanding shares. At February 28, 2019, DWS Multi-Asset Moderate Allocation Fund did not invest in more than 5% of any Underlying DWS Fund. At February 28, 2019, DWS Multi-Asset Conservative Allocation Fund held 5% or greater of the following Underlying DWS Fund’s outstanding shares: 8% of DWS European Equity Fund. At February 28, 2019, DWS Multi-Asset Global Allocation Fund held 5% or greater of the following Underlying DWS Funds’ outstanding shares: 36% of DWS EAFE Equity Index Fund and 8% of DWS European Equity Fund.

For the period from September 1, 2018 through September 30, 2018 for DWS Multi-Asset Conservative Allocation Fund, through November 30, 2019 for DWS Multi-Asset Global Allocation Fund and through November 30, 2018 for DWS Multi-Asset Moderate Allocation Fund the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and

Deutsche DWS Asset Allocation Trust	|	51

excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets as follows:

	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund

Class A	1.15%	1.15%	1.15%
Class C	1.90%	1.90%	1.90%
Class S	.90%	.90%	.90%

Effective October 1, 2018 through November 30, 2019, the Advisor has contractually agreed to reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets of DWS Multi-Asset Conservative Allocation Fund:

Class A	1.13%
Class C	1.88%
Class S	.88%

Effective December 1, 2018 through November 30, 2019, the Advisor has contractually agreed to reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets of DWS Multi-Asset Moderate Allocation Fund:

Class A	1.22%
Class C	1.97%
Class S	.97%

For the six months ended February 28, 2019, fees waived and/or expenses reimbursed for each Fund were as follows:

DWS Multi-Asset Conservative Allocation Fund
Class A	$25,328
Class C	2,851
Class S	34,436
$62,615

DWS Multi-Asset Global Allocation Fund
Class A	$25,877
Class C	2,621
Class S	44,383
$72,881

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DWS Multi-Asset Moderate Allocation Fund
Class A	$52,858
Class C	7,436
Class S	15,550
$75,844

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds and in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay DIMA an annual fee (“Administration Fee”) of 0.10% of each Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2019, the Administration Fee for each Fund was as follows:

Administration Fee	Total Aggregated	Unpaid at February 28, 2019
DWS Multi-Asset Conservative Allocation Fund	$40,861	$6,334
DWS Multi-Asset Global Allocation Fund	$41,052	$6,248
DWS Multi-Asset Moderate Allocation Fund	$13,439	$2,083

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended February 28, 2019, the amounts charged to the Funds by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 28, 2019
DWS Multi-Asset Conservative Allocation Fund
Class A	$8,703	$2,833
Class C	1,204	878
Class S	20,276	7,928
	$30,183	$11,639
DWS Multi-Asset Global Allocation Fund
Class A	$10,455	$2,954
Class C	1,445	943
Class S	33,140	11,811
	$45,040	$15,708

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Services to Shareholders	Total Aggregated	Unpaid at February 28, 2019
DWS Multi-Asset Moderate Allocation Fund
Class A	$4,671	$1,408
Class C	616	369
Class S	2,700	920
	$7,987	$2,697

In addition, for the six months ended February 28, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statements of Operations under “Services to shareholders”, were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Multi-Asset Conservative Allocation Fund
Class A	$13,236
Class C	1,414
Class S	6,803
$21,453
DWS Multi-Asset Global Allocation Fund
Class A	$14,822
Class C	1,109
Class S	7,714
$23,645
DWS Multi-Asset Moderate Allocation Fund
Class A	$10,865
Class C	1,456
Class S	918
$13,239

Distribution and Service Fees. Under the Funds’ Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Funds’ Underwriting and Distribution Services Agreements, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2019, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at February 28, 2019
DWS Multi-Asset Conservative Allocation Fund
Class C	$8,854	$1,321
DWS Multi-Asset Global Allocation Fund
Class C	$6,541	$935
DWS Multi-Asset Moderate Allocation Fund
Class C	$9,938	$1,480

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In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2019, the Service Fees were as follows:

Service Fees	Total Aggregated	Unpaid at February 28, 2019	Annualized Rate
DWS Multi-Asset
Conservative Allocation Fund
Class A	$40,197	$13,985	.24%
Class C	2,813	1,096	.24%
	$43,010	$15,081
DWS Multi-Asset
Global Allocation Fund
Class A	$39,832	$13,328	.24%
Class C	2,121	736	.24%
	$41,953	$14,064
DWS Multi-Asset
Moderate Allocation Fund
Class A	$22,178	$8,191	.24%
Class C	3,204	1,036	.24%
	$25,382	$9,227

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2019 for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund aggregated $439, $686 and $749, respectively.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed of Class C. For the six months ended February 28, 2019, the CDSC for Class C shares aggregated $23, $3 and $63 for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Funds, DIMA is compensated for providing certain pre-press and regulatory filing services to the Funds. For the six months ended February 28, 2019, the

Deutsche DWS Asset Allocation Trust	|	55

amounts charged to the Funds by DIMA included in the Statements of Operations under “Reports to shareholders” were as follows:

Typesetting and Filing Service Fees	Total Aggregated	Unpaid at February 28, 2019
DWS Multi-Asset Conservative Allocation Fund	$5,332	$5,119
DWS Multi-Asset Global Allocation Fund	$5,183	$4,124
DWS Multi-Asset Moderate Allocation Fund	$5,300	$4,480

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. Each Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.

D. Line of Credit

The Funds and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent, plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at February 28, 2019.

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E. Funds Share Transactions

DWS Multi-Asset Conservative Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	174,464	$2,199,093	535,752	$7,007,947
Class C	14,258	177,543	55,667	732,787
Class S	67,098	849,335	199,228	2,600,992
		$3,225,971		$10,341,726

Shares issued to shareholders in reinvestment of distributions
Class A	23,294	$293,541	40,033	$520,734
Class C	897	11,310	5,158	67,226
Class S	35,227	443,671	71,943	933,897
		$748,522		$1,521,857

Shares redeemed
Class A	(190,036)	$(2,411,082)	(489,642)	$(6,406,812)
Class C	(37,004)	(463,962)	(451,085)	(5,896,160)
Class S	(218,277)	(2,746,696)	(632,990)	(8,260,752)
		$(5,621,740)		$(20,563,724)

Net increase (decrease)
Class A	7,722	$81,552	86,143	$1,121,869
Class C	(21,849)	(275,109)	(390,260)	(5,096,147)
Class S	(115,952)	(1,453,690)	(361,819)	(4,725,863)
		$(1,647,247)		$(8,700,141)

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DWS Multi-Asset Global Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	42,060	$624,359	358,865	$5,683,056
Class C	1,786	26,621	21,769	348,443
Class S	19,229	291,601	70,932	1,149,013
		$942,581		$7,180,512

Shares issued to shareholders in reinvestment of distributions
Class A	45,320	$632,212	35,553	$573,478
Class C	1,459	20,280	4,004	64,376
Class S	72,205	1,006,538	62,999	1,015,541
		$1,659,030		$1,653,395

Shares redeemed
Class A	(188,271)	$(2,830,476)	(536,359)	$(8,606,752)
Class C	(24,183)	(356,919)	(375,774)	(5,912,953)
Class S	(218,687)	(3,238,748)	(460,793)	(7,422,765)
		$(6,426,143)		$(21,942,470)

Net increase (decrease)
Class A	(100,891)	$(1,573,905)	(141,941)	$(2,350,218)
Class C	(20,938)	(310,018)	(350,001)	(5,500,134)
Class S	(127,253)	(1,940,609)	(326,862)	(5,258,211)
		$(3,824,532)		$(13,108,563)

58	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	89,358	$831,684	324,053	$3,224,973
Class C	19,965	188,274	25,288	254,800
Class S	32,964	316,799	67,123	666,998
		$1,336,757		$4,146,771

Shares issued to shareholders in reinvestment of distributions
Class A	106,048	$907,771	103,568	$1,019,109
Class C	12,909	110,633	20,703	204,135
Class S	34,781	297,028	33,148	325,514
		$1,315,432		$1,548,758

Shares redeemed
Class A	(103,310)	$(968,852)	(486,124)	$(4,893,330)
Class C	(52,806)	(501,828)	(208,578)	(2,072,943)
Class S	(54,496)	(501,791)	(215,670)	(2,146,604)
		$(1,972,471)		$(9,112,877)

Net increase (decrease)
Class A	92,096	$770,603	(58,503)	$(649,248)
Class C	(19,932)	(202,921)	(162,587)	(1,614,008)
Class S	13,249	112,036	(115,399)	(1,154,092)
		$679,718		$(3,417,348)

Deutsche DWS Asset Allocation Trust	|	59

Information About Each Fund’s Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds’ shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds’ annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2018 to February 28, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

60	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2019 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/19	$986.80	$983.10	$988.80
Expenses Paid per $1,000*	$3.35	$7.03	$2.12

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/19	$1,021.42	$1,017.70	$1,022.66
Expenses Paid per $1,000*	$3.41	$7.15	$2.16

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Conservative Allocation Fund	.68%	1.43%	.43%

**

The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Deutsche DWS Asset Allocation Trust	|	61

DWS Multi-Asset Global Allocation Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2019 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/19	$974.10	$970.80	$975.30
Expenses Paid per $1,000*	$3.52	$7.18	$2.30

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/19	$1,021.22	$1,017.50	$1,022.46
Expenses Paid per $1,000*	$3.61	$7.35	$2.36

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Global Allocation Fund	.72%	1.47%	.47%

**

The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

62	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund Expenses and Value of a $1,000 Investment for the six months ended February 28, 2019 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/19	$973.90	$971.40	$975.40
Expenses Paid per $1,000*	$3.38	$7.04	$2.16

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/19	$1,021.37	$1,017.65	$1,022.61
Expenses Paid per $1,000*	$3.46	$7.20	$2.21

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Moderate Allocation Fund	.69%	1.44%	.44%

**

The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Deutsche DWS Asset Allocation Trust	|	63

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Multi-Asset Conservative Allocation Fund’s, DWS Multi-Asset Global Allocation Fund’s and DWS Multi-Asset Moderate Allocation Fund’s (each a “Fund” and collectively, the “Funds”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Funds’ Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Funds’ performance, fees and expenses, and profitability from a fee consultant retained by the Funds’ Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Funds.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Funds’ contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of each Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Funds since their inception, and the Board believes that a long-term

64	|	Deutsche DWS Asset Allocation Trust

relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Funds’ Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed each Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.

DWS Multi-Asset Conservative Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, DWS Multi-Asset Conservative Allocation Fund’s performance (Class A shares) was in the 2nd quartile,

Deutsche DWS Asset Allocation Trust	|	65

4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and five-year periods and has underperformed its benchmark in the three-year period ended December 31, 2017. The Board noted the disappointing investment performance of the Fund in some past periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance in 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

DWS Multi-Asset Global Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, DWS Multi-Asset Global Allocation Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2017. The Board noted the disappointing investment performance of the Fund in some past periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance in 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

DWS Multi-Asset Moderate Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, DWS Multi-Asset Moderate Allocation Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and five-year periods and has underperformed its benchmark in the three-year period ended December 31, 2017. The Board noted the disappointing investment performance of the Fund in some past periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance in 2017. The Board

66	|	Deutsche DWS Asset Allocation Trust

recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Funds’ investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant.

DWS Multi-Asset Conservative Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Conservative Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees, but inclusive of acquired fund fees and expenses) (“Broadridge Universe Expenses”).

DWS Multi-Asset Global Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Global Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge Universe Expenses.

DWS Multi-Asset Moderate Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Moderate Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge Universe Expenses.

Deutsche DWS Asset Allocation Trust	|	67

The Board also reviewed data comparing total (net) operating expenses of other share classes of each Fund to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help each Fund’s total (net) operating expenses remain competitive. The Board considered the Funds’ management fee rates as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Funds and the comparable DWS funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Funds.

On the basis of the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the DWS Funds, along with the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Funds, but did receive such information with respect to the DWS Funds in which the Funds invest. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. In this regard, the Board observed that while each Fund’s current investment management fee schedule does not include breakpoints, each Fund’s fee schedule represents an appropriate sharing between each Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

68	|	Deutsche DWS Asset Allocation Trust

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds, any fees received by an affiliate of DIMA for transfer agency services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that each Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Funds’ chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Asset Allocation Trust	|	69

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

70	|	Deutsche DWS Asset Allocation Trust

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DWS Multi-Asset Conservative Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	SPDAX	SPDCX	SPBAX
CUSIP Number	25158W 106	25158W 304	25158W 403
Fund Number	481	781	2081

DWS Multi-Asset Global Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	SUPAX	SUPCX	SPGRX
CUSIP Number	25158W 783	25158W 817	25158W 825
Fund Number	482	782	2082

DWS Multi-Asset Moderate Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	PLUSX	PLSCX	PPLSX
CUSIP Number	25158W 833	25158W 866	25158W 874
Fund Number	1084	1384	2084

Deutsche DWS Asset Allocation Trust	|	71

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

72	|	Deutsche DWS Asset Allocation Trust

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

Statelaws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

Deutsche DWS Asset Allocation Trust	|	73

Notes

Notes

Notes

Notes

Notes

Notes

MULTI-3

(R-026694-9 4/19)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	4/29/2019